Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Revenues, net		$ 22,110	$ 18,756
Voyage related costs and commissions		(727)	(1,571)
Vessel operating expenses		(7,111)	(6,965)
General and administrative expenses		(1,452)	(4,573)
Interest and finance costs		(2,628)	(2,944)
Net (loss)/income attributable to Pyxis Tankers Inc.		5,237	(1,237)
Net (loss)/income		6,104	(1,393)
Reportable Subsegments [Member]
Segment Reporting [Line Items]
Revenues, net		22,110	18,756
Voyage related costs and commissions	[1]	(727)	(1,571)
Vessel operating expenses	[1]	(7,111)	(6,965)
General and administrative expenses		(88)	(102)
Management fees	[1]	(968)	(937)
Depreciation and amortization of special survey costs		(4,097)	(4,016)
Interest and finance costs	[1]	(2,552)	(2,918)
Interest income		82	99
Net (loss)/income attributable to Pyxis Tankers Inc.		6,649	2,346
General and administrative expenses		(1,364)	(4,471)
Interest and finance costs		(76)	(26)
Interest income		895	758
Net (loss)/income		6,104	(1,393)
Tanker Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting [Line Items]
Revenues, net		12,008	12,353
Voyage related costs and commissions	[1]	(953)	(1,020)
Vessel operating expenses	[1]	(3,972)	(4,030)
General and administrative expenses		(23)	35
Management fees	[1]	(482)	(463)
Depreciation and amortization of special survey costs		(2,085)	(2,086)
Interest and finance costs	[1]	(1,300)	(1,356)
Interest income		57	72
Net (loss)/income attributable to Pyxis Tankers Inc.		3,250	3,505
Dry Bulk Vessels [Member] | Reportable Subsegments [Member]
Segment Reporting [Line Items]
Revenues, net		10,102	6,403
Voyage related costs and commissions	[1]	226	(551)
Vessel operating expenses	[1]	(3,139)	(2,935)
General and administrative expenses		(65)	(137)
Management fees	[1]	(486)	(474)
Depreciation and amortization of special survey costs		(2,012)	(1,930)
Interest and finance costs	[1]	(1,252)	(1,562)
Interest income		25	27
Net (loss)/income attributable to Pyxis Tankers Inc.		$ 3,399	$ (1,159)

[1]	The significant expense categories and amounts align with the segment-level information that is regularly provided to the CODM.